Commitments and Contingencies (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended				9 Months Ended		10 Months Ended	11 Months Ended			12 Months Ended
	Mar. 31, 2019	Apr. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2020	Oct. 01, 2021 USD ($)	Sep. 30, 2018	Oct. 18, 2019 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding			$ 113,600	$ 55,586
Deposits for vessels acquisitions			317,197										$ 218,663
Contractual Obligation				123,982
Initial direct costs			32,189
Navios Libra [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description												ten-year
Vessel type												Panamax
Vessel capacity in DWT												82,011
Date of delivery												July 24, 2019
Increase (Decrease) in Deposits Outstanding												$ 5,540
Deposits for vessels acquisitions																	$ 2,770	$ 2,770
Other Assets, Noncurrent			6,231
Navios Amitie and Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description									ten-year
Increase (Decrease) in Deposits Outstanding									$ 12,328
Deposits for vessels acquisitions															$ 10,034	$ 1,434
Other Assets, Noncurrent			13,215
Number of vessels									2
Contractual Obligation														$ 860
Navios Amitie [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type									Panamax
Vessel capacity in DWT									82,002
Date of delivery									May 28, 2021
Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type									Panamax
Vessel capacity in DWT									81,994
Date of delivery									June 10, 2021
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding					$ 18,480
Deposits for vessels acquisitions			61,600
Number of vessels					4
Contractual Obligation			43,120
Vessel capacity in TEU					5,300
Additions					$ 61,600
Date of expected delivery of vessel					second half of 2023 and first half of 2024
Repayment installments					3
Four 5,300 TEU newbuilding containerships [Member] | First installment of each vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions														24,640
Four 5,300 TEU newbuilding containerships [Member] | Second Instalment For Four Vessels And Third Installment For Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions													36,960
Two 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding							$ 18,480
Deposits for vessels acquisitions			18,480
Contractual Obligation			43,120
Vessel capacity in TEU							5,300
Additions							$ 61,600
Date of expected delivery of vessel							second half of 2024
Repayment installments							3
Two 5,300 TEU newbuilding containerships [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions														$ 12,320
Two 5,300 TEU newbuilding containerships [Member] | Second installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			6,160
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding											$ 25,130
Deposits for vessels acquisitions			62,825
Contractual Obligation			37,695
Vessel capacity in TEU											5,300
Additions											$ 62,825
Date of expected delivery of vessel											second half of 2023 and in 2024
Repayment installments											4
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | First installment for four vessels, second installment for two vessels and third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions													43,978
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | Second installment for two vessels and third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			18,848
Four Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT		115,000
Increase (Decrease) in Deposits Outstanding		$ 23,400
Deposits for vessels acquisitions			37,595
Contractual Obligation			35,100
Additions		$ 58,500
Date of expected delivery of vessel		during 2024
Repayment installments		4
Additional features		$ 4,158
Four Aframax/ LR2 newbuilding vessels [Member] | First installment for four vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions													25,063
Four Aframax/ LR2 newbuilding vessels [Member] | Second installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			12,532
Two newbuilding liquified natural gas dual fuel [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding				$ 92,408
Deposits for vessels acquisitions			92,408
Contractual Obligation			23,102
Vessel capacity in TEU				7,700
Additions				$ 115,510
Date of expected delivery of vessel				the second half of 2024 and the first quarter of 2025
Repayment installments				4
Two newbuilding liquified natural gas dual fuel [Member] | First installment of each vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions													$ 46,204
First installment of each vessel [Member] | Second installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			46,204
Two Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT										115,000
Increase (Decrease) in Deposits Outstanding										$ 24,200
Deposits for vessels acquisitions			12,100
Contractual Obligation			$ 36,300
Additions										$ 60,500
Date of expected delivery of vessel										first half of 2025
Repayment installments										4
Additional features										$ 4,158
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description													ten years
Increase (Decrease) in Deposits Outstanding													$ 18,000
Date of expected delivery of vessel													second half of 2025 and the first half of 2026
Other Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description			ten years
Increase (Decrease) in Deposits Outstanding			$ 18,000
Date of expected delivery of vessel			second half of 2026 and the first half of 2027
Baghdad VLCC and Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description								12-year
Deposits for vessels acquisitions			$ 1,767
Number of vessels								2
Baghdad VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT								313,433
Date of delivery								October 28, 2020
Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT								313,486
Date of delivery								February 17, 2021
Nave Electron VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description	12-year
Vessel capacity in DWT	313,239
Date of delivery	August 30, 2021
Deposits for vessels acquisitions			1,608
Nave Celeste [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description						12-year
Vessel capacity in DWT						313,418
Date of delivery						July 5, 2022
Deposits for vessels acquisitions			$ 1,051